DEFINED CONTRIBUTION PLAN - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Defined Contribution Plan Disclosure [Line Items]
Employee compensation and benefits expenses		$ 327,441		$ 211,978	$ 134,468
China
Defined Contribution Plan Disclosure [Line Items]
Government-mandated defined contribution plan contributed by employer | ¥	¥ 32,556		¥ 20,038
Hong Kong
Defined Contribution Plan Disclosure [Line Items]
Employee compensation and benefits expenses		$ 1,044		$ 938